Long-term Debt - Schedule of Long Term Debt Footnotes (Details)	12 Months Ended
	Mar. 31, 2022 CAD ($)	Mar. 31, 2021 CAD ($)	Mar. 31, 2022 USD ($)	Jan. 28, 2022 CAD ($)	Dec. 31, 2021	Nov. 24, 2021	Sep. 28, 2021 CAD ($)	Mar. 31, 2021 USD ($)	May 05, 2020 subsidiary
Disclosure of detailed information about borrowings [line items]
Optional renewal period term	1 year
Percentage of eligible refundable tax credit						90.00%
Advance drawn amount	$ 5,832,000	$ 4,670,000
Maximum tax credits receivable for financing related to refundable tax credits	$ 3,926,000	4,670,000
PPP, number of subsidiaries receiving funding | subsidiary									5
Deferred securities taxes paid, percent					50.00%
Canadian or US prime rate
Disclosure of detailed information about borrowings [line items]
Interest rate	1.00%		1.00%
Canadian or US prime rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Percentage added to reference rate	0.25%		0.25%
Canadian or US prime rate | Top of range
Disclosure of detailed information about borrowings [line items]
Percentage added to reference rate	1.00%		1.00%
Bankers’ acceptances or LIBOR rates | Bottom of range
Disclosure of detailed information about borrowings [line items]
Percentage added to reference rate	1.50%		1.50%
Bankers’ acceptances or LIBOR rates | Top of range
Disclosure of detailed information about borrowings [line items]
Percentage added to reference rate	2.25%		2.25%
Credit Facility
Disclosure of detailed information about borrowings [line items]
Maximum amount available	$ 125,000,000
Letters Of Credit
Disclosure of detailed information about borrowings [line items]
Maximum amount available	2,500,000
Subordinated unsecured loan
Disclosure of detailed information about borrowings [line items]
Maximum amount available				$ 20,000,000
Aggregate principal amount							$ 10,000,000
Additional Borrowings				$ 10,000,000
Subordinated unsecured loan | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate				7.10%			6.00%
Subordinated unsecured loan | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate				8.35%			7.25%
First Draw on Subordinated Unsecured Loan
Disclosure of detailed information about borrowings [line items]
Advance drawn amount				$ 7,500,000
Second Draw on Subordinated Unsecured Loan
Disclosure of detailed information about borrowings [line items]
Advance drawn amount				$ 2,500,000
PPP And Cares Act Covid-19 Loans
Disclosure of detailed information about borrowings [line items]
Borrowings, nominal value	7,932,000		$ 6,300,000
Recognized as government assistance
Disclosure of detailed information about borrowings [line items]
Borrowings, nominal value	$ 5,868,000	$ 1,898,000	$ 4,800,000					$ 1,500,000